Investment Strategy	Apr. 28, 2026
Fitz-Gerald Must Have Portfolio(R) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing primarily in equity securities of companies selected using a proprietary “Must Have Portfolio®” framework (described below). The framework reflects more than 40 years of ongoing investment research developed by Keith Fitz-Gerald, one of the portfolio managers of Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”).

The Fund’s investment strategy employs a thematic investment process designed to identify companies that the Sub-Adviser believes are well positioned to benefit from long-term structural changes taking place over multi-year and multi-decade time horizons that may reshape economic activity, competitive dynamics, and corporate profitability. The Sub-Adviser seeks to identify companies with durable profit potential that may not be readily captured through conventional sector, industry, market capitalization, or geographic classifications.

Thematic Investment Framework

In selecting investments, the Sub-Adviser employs the Must Have Portfolio® proprietary, top-down research and screening framework designed to evaluate cross-sector structural themes and translate those themes into security selection. That is, the Sub-Adviser evaluates companies for alignment with one or more of five structural theme categories (the “5D’s”):

●	Digitalization: A significant structural shift associated with the increasing adoption of digital technologies is influencing how companies operate and compete across industries and is affecting current market conditions. The Sub-Adviser believes that, if this shift continues, it may also affect economic activity and market dynamics over extended periods.

●	Defense: National security priorities, resilience, and strategic capabilities;

●	Diffusion: The spread of enabling technologies, resources and information across industries and end markets;

●	Distribution: Transformation of logistics, delivery networks, payments and channels to market but also critical knowledge, medicine and resources; and

●	Dislocation: Disruptions that reorder supply chains, labor markets, consumer behavior, or competitive positioning.

Because the Sub-Adviser’s framework emphasizes thematic linkages that can span sectors and industries, the Fund may invest across multiple sectors and industries that the Sub-Adviser determines are, or that appeared poised to become, beneficiaries of, or enablers of, the identified themes.

Equity Selection Process

The Sub-Adviser generally applies a multi-step process to construct the Fund’s portfolio:

1.	Theme Screening. The Sub-Adviser screens for companies that, in its view, exhibit meaningful alignment with one or more of the 5D’s.

2.	Linkage Analysis (“Connect the Dots”). The Sub-Adviser evaluates thematic linkages and relationships among companies, industries, and profit drivers to identify companies it believes have dynamic and durable pathways to value creation.

3.	Security Selection. The Sub-Adviser selects a limited number of securities that it believes offer attractive upside potential and durable return characteristics.

In selecting portfolio holdings, the Sub-Adviser generally emphasizes companies that it determines exhibit certain attributes, which may include: (i) strong leadership and strategic vision; (ii) products or services the Sub-Adviser views as “must have” rather than “nice to have”; (iii) leading competitive positions (often among the top one or two participants in an industry or category); (iv) identifiable catalysts for value creation; and (v) attractive scalability and return potential. The Fund may emphasize companies with significant exposure to, or expected benefits from, advances in artificial intelligence and related adoption across industries.

The Sub-Adviser uses proprietary, systematic signals to inform portfolio management decisions, including return forecasting and its assessment of the relative attractiveness of thematic avenues. These signals generally incorporate factors the Sub-Adviser associates with market liquidity, quality, and price performance.

The Sub-Adviser also seeks to manage the Fund’s overall portfolio risk primarily through position sizing (adjusting the dollar amount or weight of each investment in the portfolio) and beta balancing (managing the portfolio’s sensitivity to broad market movements, commonly measured relative to a benchmark). These techniques are used to seek to distribute risk across holdings, including through a risk-parity-oriented approach (an approach that seeks to allocate risk more evenly among investments rather than allocating based solely on capital or conventional diversification/allocation modelling). The Sub-Adviser also seeks to maintain an adaptive framework that may tilt toward relative strength over time (increasing exposure to investments exhibiting comparatively stronger recent performance or other favorable characteristics). There can be no assurance that these methods will be successful.

The Fund generally rebalances its portfolio holdings at least three times per year. Between scheduled rebalances, the Sub-Adviser may adjust positions to reflect changes in the opportunity set, risk considerations, or other portfolio management judgments.

Portfolio Attributes

The Fund’s portfolio will generally consist of 15 to 30 equity securities, although the number of holdings may vary based on market conditions and the Sub-Adviser’s discretion. The Sub-Adviser expects the Fund’s holdings to primarily include large-cap companies, although the Fund may invest in companies of any market capitalization.

Fitz-Gerald Must Have Portfolio(R) and Options Overlay ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its primary investment objective of seeking current income through options strategies (the “Options Strategies”) as described below. The Fund’s Options Strategies are overseen by the Adviser.

The Fund also seeks to achieve its secondary investment objective by investing primarily in equity securities of companies selected using a proprietary “Must Have Portfolio®” framework (described below). The framework reflects more than 40 years of ongoing investment research developed by Keith Fitz-Gerald, one of the portfolio managers of Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”).

The Fund’s equity investment strategy employs a thematic investment process designed to identify companies that the Sub-Adviser believes are well positioned to benefit from long-term structural changes taking place over multi-year and multi-decade time horizons that may reshape economic activity, competitive dynamics, and corporate profitability. The Sub-Adviser seeks to identify companies with durable profit potential that may not be readily captured through conventional sector, industry, market capitalization, or geographic classifications.

Options Strategies

The Fund seeks to generate options premiums through the use of options strategies on certain of its holdings selected in accordance with the Equity Strategy (the “Underlying Securities”). The Adviser coordinates with the Sub-Adviser regarding the selection of the Underlying Securities and the option income objectives for the Fund’s options strategies. The Fund’s options strategies are expected to derive the majority of its distributions.

The Fund generates premiums from selling (writing) options. When an option is sold, the buyer pays the Fund for the right to either purchase or sell the underlying asset at a predetermined price. Receipt of an option premium does not always represent income, depending on the outcome of the overall options transaction.

The Fund’s use of specific options strategies may affect its overall risk and return characteristics, influencing volatility, income, potential for capital appreciation, and capital preservation. For example, by writing covered calls, selling call options on securities already held by the Fund, the Fund will limit its upside potential in exchange for generating options premiums. The Adviser selects one or a combination of options strategies based on its market outlook and evaluation of the performance of the Underlying Securities, seeking to achieve the Fund’s desired level of options premium generation while allowing for potential capital appreciation. Because premiums are influenced by market volatility, with higher volatility generally leading to higher premiums, the Adviser actively monitors market conditions to determine when and which strategies to employ. Through ongoing management of the Fund’s options positions, the Adviser seeks to enhance and optimize the Fund’s ability to generate consistent options premium levels.

The options strategies most frequently utilized by the Fund include covered calls (selling a call option against an owned equity position), cash-secured puts (selling a put option backed by cash set aside to purchase the underlying at the strike price), and call and put credit spreads (selling an option and buying another option at a different strike to cap risk) (including covered call spreads (selling a call while buying another call at a higher strike)). These strategies seek to generate option premiums by selling call and/or put options. In certain instances, the strategy may involve the purchase of an option at a different strike price to establish a spread position. The use of spreads typically limits (caps) how much the strategy can gain or lose compared to selling an option without an offsetting position. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Collateral: The Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Equity Strategy

Thematic Investment Framework

In selecting investments, the Sub-Adviser employs the Must Have Portfolio® proprietary, top-down research and screening framework designed to evaluate cross-sector structural themes and translate those themes into security selection. That is, the Sub-Adviser evaluates companies for alignment with one or more of five structural theme categories (the “5D’s”):

●	Digitalization: A significant structural shift associated with the increasing adoption of digital technologies is influencing how companies operate and compete across industries and is affecting current market conditions. The Sub-Adviser believes that, if this shift continues, it may also affect economic activity and market dynamics over extended periods.

●	Defense: National security priorities, resilience, and strategic capabilities;

●	Diffusion: The spread of enabling technologies, resources and information across industries and end markets;

●	Distribution: Transformation of logistics, delivery networks, payments and channels to market but also critical knowledge, medicine and resources; and

●	Dislocation: Disruptions that reorder supply chains, labor markets, consumer behavior, or competitive positioning.

Because the Sub-Adviser’s framework emphasizes thematic linkages that can span sectors and industries, the Fund may invest across multiple sectors and industries that the Sub-Adviser determines are, or that appeared poised to become, beneficiaries of, or enablers of, the identified themes.

Equity Selection Process

The Sub-Adviser generally applies a multi-step process to construct the Fund’s portfolio:

1.	Theme Screening. The Sub-Adviser screens for companies that, in its view, exhibit meaningful alignment with one or more of the 5D’s.

2.	Linkage Analysis (“Connect the Dots”). The Sub-Adviser evaluates thematic linkages and relationships among companies, industries, and profit drivers to identify companies it believes have dynamic and durable pathways to value creation.

3.	Security Selection. The Sub-Adviser selects a limited number of securities that it believes offer attractive upside potential and durable return characteristics.

In selecting portfolio holdings, the Sub-Adviser generally emphasizes companies that it determines exhibit certain attributes, which may include: (i) strong leadership and strategic vision; (ii) products or services the Sub-Adviser views as “must have” rather than “nice to have”; (iii) leading competitive positions (often among the top one or two participants in an industry or category); (iv) identifiable catalysts for value creation; and (v) attractive scalability and return potential. The Fund may emphasize companies with significant exposure to, or expected benefits from, advances in artificial intelligence and related adoption across industries.

The Sub-Adviser uses proprietary, systematic signals to inform portfolio management decisions, including return forecasting and its assessment of the relative attractiveness of thematic avenues. These signals generally incorporate factors the Sub-Adviser associates with market liquidity, quality, and price performance.

The Sub-Adviser also seeks to manage the Fund’s overall portfolio risk primarily through position sizing (adjusting the dollar amount or weight of each investment in the portfolio) and beta balancing (managing the portfolio’s sensitivity to broad market movements, commonly measured relative to a benchmark). These techniques are used to seek to distribute risk across holdings, including through a risk-parity-oriented approach (an approach that seeks to allocate risk more evenly among investments rather than allocating based solely on capital or conventional diversification/allocation modelling). The Sub-Adviser also seeks to maintain an adaptive framework that may tilt toward relative strength over time (increasing exposure to investments exhibiting comparatively stronger recent performance or other favorable characteristics). There can be no assurance that these methods will be successful.

The Fund generally rebalances its portfolio holdings at least three times per year. Between scheduled rebalances, the Sub-Adviser may adjust positions to reflect changes in the opportunity set, risk considerations, or other portfolio management judgments.

Portfolio Attributes

The Fund’s portfolio will generally consist of 15 to 30 equity securities, although the number of holdings may vary based on market conditions and the Sub-Adviser’s discretion. The Sub-Adviser expects the Fund’s holdings to primarily include large-cap companies, although the Fund may invest in companies of any market capitalization.

The Fund intends to make cash distributions on a monthly basis. The Fund expects its distribution rate to exceed the minimum required to maintain its qualification as a regulated investment company (“RIC”) under the Internal Revenue Code. The Fund currently anticipates an annualized distribution rate in the mid- to high-single-digit to low double-digit range, although the amount and frequency of distributions will vary based on market conditions, options premiums, and portfolio performance.

The Fund’s Options Strategies are expected to result in high annual portfolio turnover rate for the Fund.